Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Other Long-Term Liabilities	$ (29,130)		$ (29,130)		$ (33,566)
Derivative instruments not designated as hedging instruments realized (loss) gain net	(4,442)	$ (4,080)	(27,344)	$ (7,047)
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Derivative instruments not designated as hedging instruments realized (loss) gain net	(4,353)	(3,879)	(9,271)	(6,556)
Interest rate swap agreements | Gain (Loss) on Derivative Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	(18,012)	0
Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	0	(241)
Forward freight agreements
Derivatives, Fair Value [Line Items]
Derivative instruments not designated as hedging instruments realized (loss) gain net	(89)	$ (201)	(61)	$ (250)
Fair Value, Concentration of Credit Risk, Master Netting Arrangements [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	6,200		6,200
Derivative liability, fair value, gross liability	57,600		57,600
Derivative
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	258		258		0
Goodwill, Intangibles and Other Non-Current Assets	7,027		7,027		4,505
Accrued Liabilities and Other (1)	3,554		3,554		6,143
Accrued Liabilities and Other (2)	(27,248)		(27,248)		(58,186)
Other Long-Term Liabilities	(29,130)		(29,130)		(33,566)
Derivative | Derivatives designated as a cash flow hedge | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0		0		0
Goodwill, Intangibles and Other Non-Current Assets	0		0		0
Accrued Liabilities and Other (1)	63		63		70
Accrued Liabilities and Other (2)	(3,077)		(3,077)		(3,162)
Other Long-Term Liabilities	(5,673)		(5,673)		(9,631)
Derivative | Derivatives not designated as a cash flow hedge | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0		0		0
Goodwill, Intangibles and Other Non-Current Assets	1,465		1,465		0
Accrued Liabilities and Other (1)	2,735		2,735		5,372
Accrued Liabilities and Other (2)	(12,979)		(12,979)		(43,590)
Other Long-Term Liabilities	(16,545)		(16,545)		(16,048)
Derivative | Derivatives not designated as a cash flow hedge | Cross Currency Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	258		258		0
Goodwill, Intangibles and Other Non-Current Assets	5,562		5,562		4,505
Accrued Liabilities and Other (1)	756		756		701
Accrued Liabilities and Other (2)	(10,856)		(10,856)		(11,434)
Other Long-Term Liabilities	(6,912)		(6,912)		$ (7,887)
Derivative | Derivatives not designated as a cash flow hedge | Forward freight agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0		0
Goodwill, Intangibles and Other Non-Current Assets	0		0
Accrued Liabilities and Other (1)	0		0
Accrued Liabilities and Other (2)	(336)		(336)
Other Long-Term Liabilities	$ 0		$ 0